Statement of Cash Flows	11 Months Ended
Dec. 31, 2020 USD ($)
OPERATING ACTIVITIES
Net loss	$ (2,728,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(42,137)
Interest receivable on cash and marketable securities held in Trust Account	(1,716)
Change in operating assets and liabilities:
Prepaid expenses	(149,725)
Other non-current assets	(43,083)
Accounts payable	84,089
Payable to related parties	5,778
Accrued liabilities	1,770,980
Other current liabilities	363
Net cash used in operating activities	(1,104,305)
INVESTING ACTIVITIES
Investment of cash in Trust Account, net	(202,000,000)
Cash withdrawn from Trust Account	12,723
Net cash used in investing activities	(201,987,277)
FINANCING ACTIVITIES
Proceeds from sale of common stock to Founders	25,000
Proceeds from sale of Units, net of underwriting discounts paid	196,000,000
Borrowing from a related party	100,000
Repayment of borrowing from a related party	(100,000)
Payment of deferred offering costs	(697,907)
Net cash provided by financing activities	204,261,883
Net change in cash and cash equivalents during period	1,170,301
Cash, end of period	1,170,301
SUPPLEMENTAL DISCLOSURES
Cash paid for income taxes	12,723
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Deferred underwriting fee payable upon business combination	8,000,000
Change in value of common stock subject to possible redemption	1,230,935
Offering costs included in accrued liabilities	35,000
Founders
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units	6,500,000
Underwriters
FINANCING ACTIVITIES
Proceeds from sale of Private Placement Units	$ 2,434,790